EVENTS AFTER REPORTING PERIOD	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
EVENTS AFTER REPORTING PERIOD [Text Block]
12.	EVENTS AFTER REPORTING PERIOD

Since December 31, 2019, the COVID-19 pandemic is causing a widespread health crisis that has affected economies and financial markets around the world resulting in an economic downturn. In response to the outbreak, governmental authorities in Canada and internationally have introduced various recommendations and measures to try to limit the pandemic, including travel restrictions, border closures, non-essential business closures, quarantines, self-isolations, shelters-in-place and social distancing. The COVID-19 outbreak and the response of governmental authorities to try to limit it are having a significant impact on the private sector and individuals, including unprecedented business, employment and economic disruptions. The continued spread of COVID-19 nationally and globally could have an adverse impact on the Company's business, operations and financial results, as well as a deterioration of general economic conditions including a possible national or global recession. Due to the speed with which the COVID-19 situation is developing and the uncertainty of its magnitude, outcome and duration, it is not possible to estimate its impact on the Company's business, operations or financial results, including the Company's ability to secure financing; however, the impact could be material.